Advances to Suppliers and Other Current Assets, Net (Details Textual)		12 Months Ended
	Feb. 22, 2018 USD ($)	Dec. 31, 2017	Feb. 22, 2018 CNY (¥)
Advances To Suppliers And Other Current Assets Net [Line Items]
Annual interest percentage, description	The loan bears an annual interest rate of 10% and was due in six months.	The loan was fully repaid along with interest.
Yantai Runtai Medical Co., Ltd. [Member]
Advances To Suppliers And Other Current Assets Net [Line Items]
Advance to related party | $	$ 1,236,490
Yantai Runtai Medical Co., Ltd. [Member] | CNY [Member]
Advances To Suppliers And Other Current Assets Net [Line Items]
Advance to related party | ¥			¥ 8,500,000